PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.6%
Asset-Backed Securities 10.4%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)	2.893%(c)	04/20/28	23,000	$22,999,561
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.375(c)	07/15/31	5,000	4,947,764
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.516(c)	10/13/30	5,000	4,982,298
Apres Static CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.934(c)	04/15/28	18,050	18,030,768
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.555(c)	07/15/29	20,000	19,898,252
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.531(c)	07/16/29	39,563	38,991,856
Series 2016-07A, Class A1R, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.531(c)	11/27/31	40,742	40,224,203
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.345(c)	07/26/31	10,000	9,849,291

Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.415(c)	01/15/28	16,000	15,914,549
Ballyrock CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)	1.635(c)	07/15/32	35,000	34,862,117
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.313(c)	07/17/28	5,000	4,970,825
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.350(c)	05/17/31	14,000	13,805,764
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.525(c)	07/15/29	34,082	33,835,857
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.525(c)	10/15/30	15,000	14,878,879
Series 2020-21A, Class A1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.957(c)	07/15/31	45,000	44,999,307

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Canyon CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.319%(c)	07/15/28	20,750	$20,749,824
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.612(c)	07/20/32	32,500	32,427,619
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.930(c)	07/20/31	50,000	49,999,135
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.244(c)	04/24/31	18,150	17,987,133
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.403(c)	10/17/30	20,000	19,910,340
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.514(c)	10/24/30	14,000	13,934,410

Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.505(c)	10/15/29	10,000	9,911,721
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	1.165(c)	04/15/27	6,176	6,166,513
Greywolf CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.505(c)	10/15/29	30,000	29,858,391
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.536(c)	10/23/29	40,000	39,610,064
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.025(c)	04/15/29	10,300	10,146,612
Marble Point CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.070(c)	10/15/31	41,750	41,234,413
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.355(c)	04/25/31	10,000	9,954,618
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.391(c)	04/21/31	29,852	29,287,169

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.403%(c)	02/20/31	15,000	$14,802,315

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.516(c)	10/12/30	42,651	42,012,348
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.174(c)	09/01/31	18,000	17,780,071
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.535(c)	07/15/30	40,000	39,860,980
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.518(c)	10/30/30	34,622	34,402,397
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.467(c)	05/21/29	80,000	79,760,320
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.372(c)	07/20/30	27,350	27,052,643
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.371(c)	07/16/31	45,000	44,495,635

Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.485(c)	10/15/30	14,921	14,898,614
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.523(c)	10/17/30	35,000	34,755,206
Riserva CLO Ltd. (Cayman Islands), Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.412(c)	10/18/28	28,500	28,265,277
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.420(c)	07/25/31	21,000	20,745,131
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.512(c)	07/20/30	20,000	19,940,688
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.315(c)	01/26/31	10,000	9,902,774
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.422(c)	04/18/31	21,243	20,955,200

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.573%(c)	07/17/26	8,996	$8,983,791
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.475(c)	01/15/29	72,750	72,353,869
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	1.075(c)	04/26/28	50,399	49,971,898

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.732(c)	07/20/32	20,000	19,948,320
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.635(c)	10/25/28	9,000	8,968,207
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.522(c)	01/20/32	9,000	8,896,729
West CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)	1.192(c)	07/18/26	4,052	4,049,777
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.565(c)	04/15/30	24,611	24,501,098

Total Asset-Backed Securities (cost $1,308,288,170)				1,301,672,541
Commercial Mortgage-Backed Securities 2.1%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	66,200	69,900,269
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,800	13,623,908
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	28,393,606
Series 2015-DC01, Class A3	3.219	02/10/48	20,000	20,412,510
GS Mortgage Securities Trust,
Series 2014-GC24, Class A3	3.342	09/10/47	9,194	9,337,860
Series 2015-GC28, Class A3	3.307	02/10/48	4,952	5,081,477

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/15/49	45,920	50,747,495
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523	08/15/49	16,726	16,982,791

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C029, Class A3	3.058%	05/15/49	11,000	$11,990,473
Series 2016-C032, Class ASB	3.514	12/15/49	7,000	7,582,072

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	7,575	8,111,561
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531	07/15/46	10,000	10,155,591
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,851,216

Total Commercial Mortgage-Backed Securities (cost $253,378,786)				258,170,829
Corporate Bonds 82.5%
Advertising 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/01/20	2,835	2,835,000
Aerospace & Defense 1.1%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,188,002
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	49,380	48,143,341
Sr. Unsec’d. Notes	4.508	05/01/23	20,000	21,072,037
Sr. Unsec’d. Notes(a)	4.875	05/01/25	22,970	25,043,824
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	2,227,368

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	06/15/23	4,460	4,831,044
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	3.650	08/16/23	405	437,625
Sr. Unsec’d. Notes, 144A	3.700	12/15/23	4,380	4,754,512
Sr. Unsec’d. Notes, MTN	9.320	02/05/21	3,000	3,077,471

Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850	06/15/26	30,500	28,546,489
				144,321,713
Agriculture 1.7%
Altria Group, Inc.,
Gtd. Notes(a)	2.350	05/06/25	10,505	11,097,295
Gtd. Notes(a)	3.800	02/14/24	16,012	17,475,176
Gtd. Notes	4.000	01/31/24	11,520	12,650,069
Gtd. Notes	4.400	02/14/26	5,979	6,887,886

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.764%	08/15/22	44,345	$45,927,560
Gtd. Notes	3.222	08/15/24	7,250	7,746,837
Gtd. Notes	4.700	04/02/27	13,220	15,173,628
BAT International Finance PLC (United Kingdom),
Gtd. Notes(a)	1.668	03/25/26	34,130	34,197,731
Gtd. Notes, 144A	3.950	06/15/25	3,000	3,332,082

Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375	07/23/23	24,725	25,256,072
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	1.125	05/01/23	4,590	4,660,191
Sr. Unsec’d. Notes(a)	1.500	05/01/25	15,400	15,879,306

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	12,400	13,957,951
				214,241,784
Airlines 0.8%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,498	1,244,958
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	33	31,855
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	11,105	10,890,981
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.750	07/12/22	1,439	1,424,713
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	3,115	3,115,499
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes(a)	2.600	12/04/20	12,875	12,850,798
Sr. Unsec’d. Notes	3.625	03/15/22	20,670	20,296,011
Sr. Unsec’d. Notes(a)	3.800	04/19/23	3,700	3,579,976
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	20,965	22,363,616
Sr. Unsec’d. Notes	5.125	06/15/27	14,215	15,497,302
Sr. Unsec’d. Notes	5.250	05/04/25	4,650	5,121,829
				96,417,538

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.6%
Michael Kors USA, Inc., Gtd. Notes, 144A(a)	4.250%	11/01/24	8,991	$8,741,639
Ralph Lauren Corp., Sr. Unsec’d. Notes	1.700	06/15/22	4,785	4,874,780
VF Corp.,
Sr. Unsec’d. Notes	2.050	04/23/22	35,190	36,006,656
Sr. Unsec’d. Notes	2.400	04/23/25	22,475	23,825,881
				73,448,956
Auto Manufacturers 3.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	0.754(c)	08/13/21	7,247	7,260,235
Gtd. Notes, 144A(a)	1.850	09/15/21	17,495	17,693,621

Cummins, Inc., Sr. Unsec’d. Notes(a)	0.750	09/01/25	27,860	28,017,295
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.550	08/15/22	14,575	15,052,334
Gtd. Notes, 144A	3.700	05/04/23	25,000	26,767,654
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343	11/02/20	5,000	5,003,299
Sr. Unsec’d. Notes	3.087	01/09/23	17,580	17,236,933
Sr. Unsec’d. Notes(a)	3.339	03/28/22	34,510	34,320,053
Sr. Unsec’d. Notes	3.350	11/01/22	13,590	13,436,878
Sr. Unsec’d. Notes(a)	5.750	02/01/21	4,160	4,192,835
General Motors Co.,
Sr. Unsec’d. Notes	5.400	10/02/23	7,750	8,541,247
Sr. Unsec’d. Notes	6.800	10/01/27	9,780	11,890,268
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	06/30/22	21,060	21,631,539
Gtd. Notes	3.200	07/06/21	10,175	10,316,368
Gtd. Notes	3.250	01/05/23	5,500	5,684,658
Gtd. Notes	3.450	01/14/22	7,980	8,181,032
Gtd. Notes	3.700	11/24/20	14,000	14,006,336
Gtd. Notes	3.700	05/09/23	10,025	10,483,294
Gtd. Notes	3.950	04/13/24	20,000	21,191,922
Gtd. Notes	4.375	09/25/21	9,739	10,046,082
Sr. Unsec’d. Notes(a)	1.700	08/18/23	20,255	20,302,881
Sr. Unsec’d. Notes(a)	2.750	06/20/25	24,790	25,394,268
Sr. Unsec’d. Notes	2.900	02/26/25	4,580	4,717,822

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.043	09/15/23	13,335	13,515,024

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600%(cc)	10/24/25	10,000	$11,025,817
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	2.500	09/24/21	9,210	9,379,426
Gtd. Notes, 144A	3.875	11/13/20	7,935	7,966,198
Gtd. Notes, 144A	4.000	11/12/21	10,200	10,575,252
				393,830,571
Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	6,897	7,076,148
Banks 22.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.386(c)	04/12/23	6,200	6,221,477
Sr. Unsec’d. Notes	3.125	02/23/23	6,600	6,911,147
Sr. Unsec’d. Notes	3.500	04/11/22	13,600	14,098,868
Sr. Unsec’d. Notes	3.848	04/12/23	10,000	10,674,733
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	3,685	3,796,918
Jr. Sub. Notes, Series MM	4.300(ff)	–(rr)	12,815	12,466,069
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	55,063	57,809,334
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	17,585	19,215,204
Sr. Unsec’d. Notes, MTN	0.981(ff)	09/25/25	29,920	29,890,175
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26	49,540	49,848,827
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	32,000	33,206,301
Sr. Unsec’d. Notes, MTN(a)	2.456(ff)	10/22/25	22,420	23,644,731
Sr. Unsec’d. Notes, MTN	3.124(ff)	01/20/23	42,000	43,328,480
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24	35,000	37,910,670
Sub. Notes, MTN	4.000	01/22/25	8,680	9,657,044
Sub. Notes, MTN	4.200	08/26/24	20,000	22,260,466
Sub. Notes, Series L, MTN	3.950	04/21/25	11,000	12,217,926

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.600	04/24/25	26,025	27,050,980
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	3.750	07/20/23	12,555	13,611,223
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.852(ff)	05/07/26	6,840	7,102,563
Sr. Unsec’d. Notes	3.200	08/10/21	8,000	8,183,294
Sr. Unsec’d. Notes	3.250	01/12/21	7,835	7,896,213
Sr. Unsec’d. Notes	3.684	01/10/23	42,770	44,132,291

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	3.932%(ff)	05/07/25	16,800	$18,017,683
Sr. Unsec’d. Notes, MTN(a)	4.338(ff)	05/16/24	12,000	12,876,678
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	4,580	4,722,512
Sr. Unsec’d. Notes, 144A	2.819(ff)	11/19/25	10,245	10,805,246
Sr. Unsec’d. Notes, 144A(a)	3.375	01/09/25	10,555	11,436,025
Sr. Unsec’d. Notes, 144A, MTN(a)	2.950	05/23/22	16,826	17,419,920
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	28,488	30,253,812
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	15,075	15,715,987
Sr. Unsec’d. Notes, 144A	4.000	09/12/23	6,390	6,942,998
Sr. Unsec’d. Notes, 144A, MTN	2.750	01/11/23	36,480	38,185,862
Sub. Notes, 144A	5.150	07/21/24	3,640	4,073,968
Sub. Notes, 144A, MTN	5.700	10/22/23	10,000	11,208,771
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%	4.375(c)	–(rr)	19,535	19,058,713
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	6,810	6,738,270
Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	16,925	16,380,406
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.870%	0.949(c)	11/04/22	13,150	13,192,044
Sr. Unsec’d. Notes	2.700	03/30/21	50,785	51,378,321
Sr. Unsec’d. Notes	2.700	10/27/22	33,632	35,063,282
Sr. Unsec’d. Notes	2.750	04/25/22	26,030	26,898,108
Sr. Unsec’d. Notes	2.876(ff)	07/24/23	14,860	15,424,379
Sr. Unsec’d. Notes	3.142(ff)	01/24/23	11,311	11,669,252
Sr. Unsec’d. Notes	3.352(ff)	04/24/25	33,180	35,785,187
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	8,140	8,806,381
Sr. Unsec’d. Notes	4.500	01/14/22	12,400	13,033,665
Sub. Notes	4.300	11/20/26	8,158	9,323,514

Citizens Bank NA, Sr. Unsec’d. Notes	3.250	02/14/22	11,250	11,653,338
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	2.950	04/09/25	18,380	20,037,279
Sr. Unsec’d. Notes	3.000	10/29/21	18,996	19,528,789
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	3,352,578
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	19,500	20,345,419
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.450	04/16/21	5,000	5,076,083
Gtd. Notes(a)	3.800	06/09/23	25,000	26,897,585

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A(a)	1.171%(ff)	12/08/23	16,640	$16,652,158
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	15,370	15,666,447
Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	5,200	5,441,031
Sr. Unsec’d. Notes, 144A	5.375	01/12/24	10,000	11,257,395
Sr. Unsec’d. Notes, 144A, MTN	2.800	03/10/21	12,760	12,872,097
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	1.539(c)	02/04/21	9,725	9,715,415
Sr. Unsec’d. Notes	3.150	01/22/21	5,150	5,180,995
Sr. Unsec’d. Notes	3.950	02/27/23	19,320	20,289,219
Sr. Unsec’d. Notes(a)	4.250	02/04/21	16,690	16,839,422
Sr. Unsec’d. Notes, GMTN(a)	3.375	05/12/21	13,895	14,064,833
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	10,350	10,818,878
Discover Bank,
Sr. Unsec’d. Notes(a)	2.450	09/12/24	7,500	7,909,009
Sr. Unsec’d. Notes	3.350	02/06/23	9,710	10,270,414

DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	2.150	12/02/22	5,250	5,436,187
First Horizon National Corp.,
Sr. Unsec’d. Notes	3.500	12/15/20	13,890	13,934,246
Sr. Unsec’d. Notes(a)	3.550	05/26/23	26,450	27,791,044

FNB Corp., Sr. Unsec’d. Notes	2.200	02/24/23	11,845	11,930,382
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.165(c)	–(rr)	9,610	9,326,685
Sr. Unsec’d. Notes	2.875	02/25/21	18,750	18,899,538
Sr. Unsec’d. Notes	2.908(ff)	06/05/23	48,970	50,704,210
Sr. Unsec’d. Notes(a)	3.000	04/26/22	39,760	40,334,010
Sr. Unsec’d. Notes, EMTN	3.000(cc)	05/31/24	5,000	5,424,360
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	25,800	26,754,322
Sub. Notes	5.950	01/15/27	13,224	16,332,781
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.262(ff)	03/13/23	32,955	34,076,554
Sr. Unsec’d. Notes	3.803(ff)	03/11/25	29,160	31,382,999

ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550	04/09/24	5,400	5,879,374
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A(a)	3.250	09/23/24	17,300	18,217,183
Sr. Unsec’d. Notes, 144A	3.375	01/12/23	31,245	32,440,220
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC	4.625(ff)	–(rr)	11,600	11,342,367
Jr. Sub. Notes, Series HH	4.600(ff)	–(rr)	5,815	5,650,222

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.738%(c)	–(rr)	6,846	$6,566,071
Jr. Sub. Notes, Series II	4.000(ff)	–(rr)	5,225	4,931,695
Jr. Sub. Notes, Series Q	5.150(ff)	–(rr)	10,000	10,007,718
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	3.616(c)	–(rr)	20,000	18,594,501
Sr. Unsec’d. Notes(a)	2.083(ff)	04/22/26	49,675	51,880,590
Sr. Unsec’d. Notes	2.301(ff)	10/15/25	34,120	35,888,198
Sr. Unsec’d. Notes	2.776(ff)	04/25/23	25,230	26,095,662
Sr. Unsec’d. Notes	3.207(ff)	04/01/23	23,490	24,402,116
Sr. Unsec’d. Notes	3.559(ff)	04/23/24	48,980	52,473,147
Sr. Unsec’d. Notes	3.797(ff)	07/23/24	25,000	27,096,911
Sub. Notes	3.375	05/01/23	10,000	10,633,967
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.326(ff)	06/15/23	15,410	15,505,634
Sr. Unsec’d. Notes(a)	2.438(ff)	02/05/26	22,615	23,442,877
Sr. Unsec’d. Notes	2.907(ff)	11/07/23	21,300	22,103,048
Sr. Unsec’d. Notes(a)	3.870(ff)	07/09/25	9,165	9,975,313
Sr. Unsec’d. Notes(a)	3.900	03/12/24	4,765	5,185,946
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	2.193	02/25/25	22,430	23,486,923
Sr. Unsec’d. Notes	3.455	03/02/23	15,000	15,969,128
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	0.849(ff)	09/08/24	23,245	23,180,403
Sr. Unsec’d. Notes	1.241(ff)	07/10/24	36,740	37,032,526
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.885(c)	–(rr)	17,375	16,447,676
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810% (Cap N/A, Floor 0.000%)	4.085(c)	–(rr)	4,700	4,566,282
Sr. Unsec’d. Notes, GMTN	2.500	04/21/21	28,660	28,999,872
Sr. Unsec’d. Notes, GMTN(a)	3.125	01/23/23	25,957	27,444,487
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	23,830	25,576,146
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	20,640	21,156,672
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	15,750	16,734,846
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	15,577	16,148,493
Sr. Unsec’d. Notes, Series F, MTN(a)	3.875	04/29/24	24,110	26,591,087
Sub. Notes, GMTN	4.350	09/08/26	2,500	2,882,857

National Securities Clearing Corp., Sr. Unsec’d. Notes, 144A	1.200	04/23/23	23,855	24,254,746
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.875	09/12/23	15,672	16,829,148
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	12,290	13,356,655
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	6,800	7,332,608

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625%	09/29/22	24,070	$25,273,720
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A	0.750	08/28/25	14,855	14,779,213
Sr. Unsec’d. Notes, 144A(a)	1.000	06/09/23	12,590	12,755,714

PNC Bank NA, Sub. Notes	2.950	01/30/23	4,575	4,813,143
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	1.150	06/10/25	39,830	40,380,367
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	11,555	11,566,670
Sr. Unsec’d. Notes, MTN	3.125	01/08/21	10,050	10,122,077

Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	3.050	03/25/22	21,200	22,019,821
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	23,170	23,915,287
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	29,090	31,253,148
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348	01/15/25	17,590	18,512,861
Sr. Unsec’d. Notes(a)	2.696	07/16/24	31,828	33,857,024
Sr. Unsec’d. Notes	3.102	01/17/23	7,795	8,221,982

Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN(a)	1.875	09/07/21	270	273,965
Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.300	06/02/23	18,270	18,587,795
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	2.650	06/12/24	12,290	13,150,698
Truist Bank, Sr. Unsec’d. Notes	1.500	03/10/25	11,000	11,330,954
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	–(rr)	5,500	5,528,124
Jr. Sub. Notes, Series P	4.950(ff)	–(rr)	4,500	4,741,920
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	1.008(ff)	07/30/24	21,325	21,390,319
Sr. Unsec’d. Notes, 144A	2.650	02/01/22	19,030	19,567,613
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	21,667	22,624,436

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	6,745	6,679,823
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	1.654(ff)	06/02/24	37,871	38,580,257
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	98,430	102,195,229

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.625%	07/22/22	27,079	$28,088,242
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	45,795	49,777,677
				2,868,033,014
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	4.150	01/23/25	15,870	17,928,907
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	1,835	1,910,910
Gtd. Notes, 144A	4.450	05/15/25	5,000	5,574,966
Constellation Brands, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.700%	0.980(c)	11/15/21	20,790	20,786,167
Gtd. Notes	2.700	05/09/22	3,435	3,546,658
Gtd. Notes	4.750	11/15/24	8,215	9,477,392
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.057	05/25/23	4,000	4,348,335
Gtd. Notes(a)	4.417	05/25/25	5,745	6,626,090
				70,199,425
Building Materials 0.7%
Carrier Global Corp., Sr. Unsec’d. Notes, 144A(a)	2.242	02/15/25	38,920	40,591,489
Lennox International, Inc.,
Gtd. Notes	1.350	08/01/25	6,120	6,161,657
Gtd. Notes	1.700	08/01/27	2,530	2,528,683

Masco Corp., Sr. Unsec’d. Notes	5.950	03/15/22	4,421	4,743,145
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	15,094	16,312,964
Vulcan Materials Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.896(c)	03/01/21	16,305	16,281,181
				86,619,119
Chemicals 2.0%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	8,900	9,589,274
CF Industries, Inc.,
Sr. Sec’d. Notes, 144A	3.400	12/01/21	8,151	8,346,166
Sr. Sec’d. Notes, 144A	4.500	12/01/26	8,000	9,294,781

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A(a)	5.125%	04/01/25	25,000	$29,388,823
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)	3.500	10/01/24	6,179	6,759,016
Sr. Unsec’d. Notes	3.625	05/15/26	8,208	9,101,639

DuPont de Nemours, Inc., Sr. Unsec’d. Notes(a)	4.205	11/15/23	30,640	33,672,307
Eastman Chemical Co.,
Sr. Unsec’d. Notes	3.500	12/01/21	10,245	10,566,137
Sr. Unsec’d. Notes	3.600	08/15/22	5,850	6,136,266
Sr. Unsec’d. Notes	4.500	01/15/21	449	447,130
Sr. Unsec’d. Notes(a)	7.250	01/15/24	7,000	8,176,200

FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	14,160	15,637,058
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	9,935	10,399,516
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	3.250	11/15/22	39,715	41,511,889
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	6,000	6,389,950
Sr. Unsec’d. Notes	3.625	03/15/24	6,450	7,025,606

Nutrition & Biosciences, Inc., Gtd. Notes, 144A	1.832	10/15/27	14,385	14,444,869
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	13,697,855
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	1,076	1,112,642
Westlake Chemical Corp., Sr. Unsec’d. Notes	3.600	07/15/22	10,000	10,413,232
				252,110,356
Commercial Services 2.5%
Equifax, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/21	6,100	6,171,286
Sr. Unsec’d. Notes	2.600	12/01/24	3,975	4,243,154
Sr. Unsec’d. Notes(a)	2.600	12/15/25	7,000	7,500,614
Sr. Unsec’d. Notes	3.950	06/15/23	13,415	14,529,650
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.600	12/01/21	25,000	25,419,337
Gtd. Notes, 144A	2.700	11/01/23	14,985	15,756,025

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, (cont’d.)
Gtd. Notes, 144A	3.300%	12/01/26	9,230	$10,057,004
Gtd. Notes, 144A	3.800	11/01/25	16,700	18,541,556
Gtd. Notes, 144A(a)	3.850	11/15/24	2,273	2,504,820
Gtd. Notes, 144A	5.250	10/01/20	6,000	6,000,000
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25	5,675	6,018,574
Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,325,050
Sr. Unsec’d. Notes	4.000	06/01/23	10,615	11,511,936
IHS Markit Ltd.,
Gtd. Notes, 144A	5.000	11/01/22	15,876	16,993,592
Sr. Unsec’d. Notes	3.625	05/01/24	12,500	13,522,512
Sr. Unsec’d. Notes(a)	4.125	08/01/23	6,260	6,788,596

Leland Stanford Junior University (The), Unsec’d. Notes	1.289	06/01/27	12,495	12,606,683
Moody’s Corp., Sr. Unsec’d. Notes	3.750	03/24/25	68,500	77,180,764
RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,635,379
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	16,325	18,616,031
Sr. Unsec’d. Notes	4.125	09/12/22	5,899	6,281,503
Sr. Unsec’d. Notes	5.800	05/01/21	15,042	15,488,726
				313,692,792
Computers 1.7%
Apple, Inc.,
Sr. Unsec’d. Notes(a)	1.125	05/11/25	40,000	40,861,710
Sr. Unsec’d. Notes	3.000	02/09/24	13,990	15,072,577
Sr. Unsec’d. Notes(a)	3.350	02/09/27	7,000	8,007,499

Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A(a)	5.850	07/15/25	22,500	26,240,667
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24	21,970	23,017,780
Gtd. Notes	3.700	04/01/22	6,110	6,261,344

HP, Inc., Sr. Unsec’d. Notes	2.200	06/17/25	40,840	42,787,331
International Business Machines Corp., Sr. Unsec’d. Notes	1.700	05/15/27	22,200	22,897,976
Leidos, Inc.,
Gtd. Notes, 144A	2.950	05/15/23	7,040	7,402,868

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Leidos, Inc., (cont’d.)
Gtd. Notes, 144A	3.625%	05/15/25	4,250	$4,704,878

NetApp, Inc., Sr. Unsec’d. Notes(a)	1.875	06/22/25	18,920	19,572,543
				216,827,173
Diversified Financial Services 1.5%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.000	04/02/25	11,305	12,359,840
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	33,750	36,930,124
Charles Schwab Corp. (The), Jr. Sub. Notes, Series G	5.375(ff)	–(rr)	12,500	13,514,313
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN(cc)	3.000	06/12/24	3,870	4,212,086
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	0.700	06/15/23	22,050	22,123,985
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	10,073	11,088,842
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125	01/20/23	25,625	27,894,074
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.851	07/16/25	16,065	16,353,385
Sr. Unsec’d. Notes	2.648	01/16/25	17,985	18,918,404
Visa, Inc.,
Sr. Unsec’d. Notes	1.900	04/15/27	10,360	10,978,316
Sr. Unsec’d. Notes	3.150	12/14/25	7,000	7,831,355
				182,204,724
Electric 8.7%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750	06/15/23	24,100	25,865,472
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series I	3.650	12/01/21	9,765	10,112,078
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24	6,018	6,561,107
Sr. Unsec’d. Notes(a)	3.200	04/15/25	14,245	15,676,055

Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes, 144A(a)	4.050	04/15/25	33,010	37,644,897
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28	8,000	8,276,009

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.500%	09/01/22	12,160	$12,576,693
Sr. Unsec’d. Notes	2.500	09/01/24	21,620	22,951,280
Sr. Unsec’d. Notes	3.600	11/01/21	15,330	15,829,237

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500	08/15/24	5,925	6,859,232
CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27	2,445	2,606,296
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	16,755	16,898,592
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	13,520	14,548,346
Jr. Sub. Notes	4.104	04/01/21	22,500	22,880,005
Jr. Sub. Notes, Series B	4.650(ff)	–(rr)	24,750	25,096,424
Sr. Unsec’d. Notes, 144A	2.450	01/15/23	10,000	10,404,475
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	10,356,501
Sr. Unsec’d. Notes, Series C	2.000	08/15/21	13,955	14,138,233
DTE Energy Co.,
Sr. Unsec’d. Notes(a)	1.050	06/01/25	41,902	41,960,444
Sr. Unsec’d. Notes	2.250	11/01/22	20,000	20,651,984
Sr. Unsec’d. Notes, Series C	2.529	10/01/24	38,222	40,654,207
Sr. Unsec’d. Notes, Series D	3.700	08/01/23	6,650	7,185,973

Duke Energy Corp., Sr. Unsec’d. Notes	1.800	09/01/21	15,715	15,903,523
Duke Energy Progress LLC, First Mortgage	3.375	09/01/23	6,690	7,231,798
Edison International, Sr. Unsec’d. Notes	4.950	04/15/25	8,800	9,627,913
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	12,350	12,355,526
Emera US Finance LP (Canada), Gtd. Notes	2.700	06/15/21	32,535	32,979,188
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	10,890	11,361,562
Gtd. Notes, 144A	2.875	05/25/22	23,170	23,931,054
Entergy Corp.,
Sr. Unsec’d. Notes(a)	0.900	09/15/25	32,125	32,065,388
Sr. Unsec’d. Notes	4.000	07/15/22	10,493	11,068,090

Entergy Gulf States Louisiana LLC, First Mortgage	5.590	10/01/24	3,601	4,243,818
Evergy Metro, Inc., Sec’d. Notes	3.650	08/15/25	15,750	17,773,754

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series H	3.150%	01/15/25	2,330	$2,545,516
Sr. Unsec’d. Notes, Series K	2.750	03/15/22	2,805	2,893,034
Exelon Corp.,
Jr. Sub. Notes	3.497	06/01/22	90,279	94,416,212
Sr. Unsec’d. Notes	2.450	04/15/21	4,940	4,984,249

FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.850	07/15/22	25,000	25,664,313
Georgia Power Co., Sr. Unsec’d. Notes	2.400	04/01/21	19,095	19,224,478
IPALCO Enterprises, Inc., Sr. Sec’d. Notes(a)	3.700	09/01/24	8,035	8,741,447
MidAmerican Energy Co., First Mortgage	3.100	05/01/27	2,000	2,240,633
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.403	09/01/21	32,005	32,611,021
Gtd. Notes	2.800	01/15/23	14,510	15,223,620
Gtd. Notes	3.150	04/01/24	17,375	18,788,993
Gtd. Notes	4.500	06/01/21	18,950	19,274,260

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	9,929,724
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25	38,970	39,578,036
PSEG Power LLC,
Gtd. Notes	3.000	06/15/21	14,230	14,444,669
Gtd. Notes	3.850	06/01/23	15,435	16,606,932
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	26,665	26,527,389
Sr. Unsec’d. Notes	2.875	06/15/24	14,045	15,058,143
Puget Energy, Inc.,
Sr. Sec’d. Notes	5.625	07/15/22	2,500	2,665,808
Sr. Sec’d. Notes	6.000	09/01/21	10,446	10,943,712
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.775(c)	01/15/21	23,740	23,740,588
Sr. Unsec’d. Notes	2.850	11/15/20	22,900	22,923,717
Sr. Unsec’d. Notes	2.900	02/01/23	17,000	17,798,633

Southern California Edison Co., First Mortgage, Series D(a)	3.400	06/01/23	36,132	38,558,996

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Southern Co. (The), Sr. Unsec’d. Notes	2.350%	07/01/21	4,505	$4,561,592
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	30,525	32,512,898
				1,090,733,767
Electronics 0.9%
Fortive Corp., Sr. Unsec’d. Notes	2.350	06/15/21	7,845	7,933,919
Honeywell International, Inc., Sr. Unsec’d. Notes(a)	0.483	08/19/22	35,000	35,049,688
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000	09/15/25	35,570	35,674,052
Sr. Unsec’d. Notes(a)	3.650	09/15/23	14,750	16,021,589

Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	17,207,961
				111,887,209
Foods 1.3%
Campbell Soup Co., Sr. Unsec’d. Notes	3.950	03/15/25	14,769	16,516,483
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	67,412	69,409,616
Kroger Co. (The), Sr. Unsec’d. Notes	2.800	08/01/22	7,525	7,820,486
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	23,140	24,081,712
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	17,430	17,700,785
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650	10/03/21	17,035	17,142,869
Sysco Corp., Gtd. Notes(a)	5.650	04/01/25	8,820	10,420,706
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.900	09/28/23	4,320	4,714,681
				167,807,338
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A(a)	1.750	09/30/25	23,870	24,876,033

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.4%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes	2.800%	11/15/20	8,730	$8,739,976
Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	10,645,637

NiSource, Inc., Sr. Unsec’d. Notes(a)	0.950	08/15/25	29,120	29,080,610
				48,466,223
Healthcare-Products 0.3%
Boston Scientific Corp., Sr. Unsec’d. Notes	3.450	03/01/24	18,915	20,514,215
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.150	04/01/22	16,849	17,411,557
				37,925,772
Healthcare-Services 2.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.800	06/15/23	41,379	43,540,243
Anthem, Inc.,
Sr. Unsec’d. Notes(a)	2.950	12/01/22	22,580	23,709,183
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,431,181
Centene Corp.,
Sr. Unsec’d. Notes	4.750	05/15/22	25,000	25,335,191
Sr. Unsec’d. Notes	4.750	01/15/25	27,500	28,247,594

CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	23,576	24,732,760
HCA, Inc.,
Sr. Sec’d. Notes	4.750	05/01/23	28,949	31,574,275
Sr. Sec’d. Notes	5.000	03/15/24	17,500	19,607,245
Sr. Sec’d. Notes(a)	5.250	04/15/25	9,400	10,840,802

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	5,498,750
Humana, Inc., Sr. Unsec’d. Notes	3.850	10/01/24	3,500	3,866,135
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes(a)	2.300	12/01/24	15,525	16,417,788
Sr. Unsec’d. Notes	3.250	09/01/24	3,935	4,292,962
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes(a)	3.450	06/01/26	6,256	7,077,822
Sr. Unsec’d. Notes	4.700	04/01/21	10,476	10,694,638

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.375%	01/28/27	10,800	$11,637,811
				281,504,380
Home Builders 0.3%
D.R. Horton, Inc., Gtd. Notes	2.500	10/15/24	20,165	21,338,678
Lennar Corp., Gtd. Notes(a)	4.125	01/15/22	15,600	15,938,790
				37,277,468
Home Furnishings 0.5%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A	2.536	07/19/22	29,325	30,205,370
Sr. Unsec’d. Notes, 144A(a)	2.679	07/19/24	27,540	29,348,574
				59,553,944
Household Products/Wares 0.4%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	14,710	15,185,898
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A(a)	2.375	06/24/22	28,840	29,685,578
				44,871,476
Housewares 0.3%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	4.000	06/15/22	10,895	11,241,698
Sr. Unsec’d. Notes	4.350	04/01/23	30,048	31,421,219
				42,662,917
Insurance 1.4%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/26	8,610	9,798,049
Sr. Unsec’d. Notes	4.125	02/15/24	4,640	5,142,812
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	5,784,172
Sr. Unsec’d. Notes	3.950	05/15/24	10,034	11,103,791

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904%	08/12/25	17,200	$17,151,382
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	14,168	15,504,528
Gtd. Notes, 144A	5.000	06/01/21	10,554	10,873,482

Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	2,510	2,691,037
Principal Financial Group, Inc., Gtd. Notes	3.125	05/15/23	3,500	3,722,687
Protective Life Global Funding, Sec’d. Notes, 144A	1.082	06/09/23	20,125	20,392,816
Trinity Acquisition PLC, Gtd. Notes	3.500	09/15/21	9,895	10,136,221
Unum Group, Sr. Unsec’d. Notes	4.000	03/15/24	29,359	31,721,271
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22	16,075	16,973,198
Willis Towers Watson PLC, Gtd. Notes	5.750	03/15/21	16,033	16,391,486
				177,386,932
Internet 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes	1.200	06/03/27	22,935	23,299,325
Iron/Steel 0.2%
Reliance Steel & Aluminum Co., Sr. Unsec’d. Notes(a)	1.300	08/15/25	9,130	9,122,096
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	3,100	3,245,399
Sr. Unsec’d. Notes(a)	2.800	12/15/24	6,698	7,075,282
				19,442,777
Lodging 0.6%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200	08/08/24	19,205	19,417,011
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	36,717,189
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	3,500	3,897,905
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,763,910

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	4.600%	08/08/23	10,800	$11,543,162
				74,339,177
Machinery-Construction & Mining 0.4%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.220%	0.497(c)	01/06/22	24,510	24,534,926
Sr. Unsec’d. Notes(a)	0.650	07/07/23	27,115	27,233,326
				51,768,252
Machinery-Diversified 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes(a)	3.650	10/12/23	2,860	3,140,040
Otis Worldwide Corp., Sr. Unsec’d. Notes(a)	2.293	04/05/27	13,945	14,830,131
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	4,221,592
Gtd. Notes	3.450	11/15/26	15,746	16,701,348
Gtd. Notes	4.375	08/15/23	1,720	1,808,985
Gtd. Notes	4.400	03/15/24	3,900	4,238,072
				44,940,168
Media 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.464	07/23/22	49,305	52,205,335
Sr. Sec’d. Notes(a)	4.908	07/23/25	42,252	48,775,620
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	6,908	7,703,770
Gtd. Notes	3.700	04/15/24	15,000	16,555,753
Gtd. Notes	3.950	10/15/25	19,557	22,427,280
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	25,568	27,554,438
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	17,183	19,155,341
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	520	581,152
ViacomCBS, Inc.,
Gtd. Notes	3.500	01/15/25	5,000	5,463,007

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
ViacomCBS, Inc., (cont’d.)
Jr. Sub. Notes	5.875%(ff)	02/28/57	5,449	$5,520,168
Sr. Unsec’d. Notes	4.750	05/15/25	4,825	5,539,823
				211,481,687
Mining 0.5%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250(ff)	10/19/75	34,856	34,901,579
Newmont Corp.,
Gtd. Notes	3.625	06/09/21	10,112	10,276,380
Gtd. Notes	3.700	03/15/23	723	764,647
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.750	02/01/23	8,065	8,204,999
Sr. Unsec’d. Notes(a)	4.750	01/15/22	14,157	14,457,652
				68,605,257
Miscellaneous Manufacturing 0.3%
General Electric Co., Sr. Unsec’d. Notes	3.450	05/01/27	16,665	17,611,376
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	16,150	17,577,112
				35,188,488
Oil & Gas 3.2%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A(a)	3.000	01/15/25	34,734	34,848,874
BG Energy Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000	10/15/21	4,000	4,138,896
BP Capital Markets America, Inc.,
Gtd. Notes	2.112	09/16/21	14,660	14,884,792
Gtd. Notes	3.790	02/06/24	10,800	11,839,394

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	2.950	01/15/23	11,400	11,857,725
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.000	08/15/22	6,555	6,394,995
Sr. Unsec’d. Notes(a)	3.800	09/15/23	5,948	5,747,472
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	29,715	27,525,513
Gtd. Notes	4.500	04/15/23	25,154	23,966,446

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Diamondback Energy, Inc., Gtd. Notes(a)	2.875%	12/01/24	57,275	$57,981,666
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	2.992	03/19/25	20,000	21,901,833
Helmerich & Payne, Inc., Sr. Unsec’d. Notes(a)	4.650	03/15/25	13,715	15,026,968
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000	04/15/24	5,225	5,537,235
Marathon Oil Corp.,
Sr. Unsec’d. Notes(a)	2.800	11/01/22	8,394	8,600,928
Sr. Unsec’d. Notes(a)	3.850	06/01/25	16,076	16,487,984
Newfield Exploration Co.,
Gtd. Notes	5.375	01/01/26	5,500	5,161,165
Gtd. Notes(a)	5.625	07/01/24	36,000	34,912,770
Gtd. Notes(a)	5.750	01/30/22	2,912	2,921,021

Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.111(s)	10/10/36	55,930	24,608,541
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A	6.490	01/23/27	18,100	16,931,382
Gtd. Notes, 144A	6.840	01/23/30	31,103	27,752,104
Phillips 66,
Gtd. Notes, 3 Month LIBOR + 0.600%	0.834(c)	02/26/21	7,120	7,103,954
Gtd. Notes	3.850	04/09/25	1,835	2,039,291
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27	8,120	8,080,015
Sr. Unsec’d. Notes(a)	2.850	04/15/25	4,600	4,824,038
				401,075,002
Oil & Gas Services 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773	12/15/22	21,720	22,705,050
Packaging & Containers 0.1%
WRKCo, Inc., Gtd. Notes(a)	3.750	03/15/25	10,190	11,386,440
Pharmaceuticals 6.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	23,064	25,556,963
Sr. Unsec’d. Notes, 144A	2.600	11/21/24	33,329	35,324,019

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	2.950%	11/21/26	71,430	$77,785,502
Sr. Unsec’d. Notes, 144A(a)	3.800	03/15/25	5,156	5,709,889
Sr. Unsec’d. Notes, 144A	3.850	06/15/24	36,962	40,492,994
Allergan Funding SCS,
Gtd. Notes	3.450	03/15/22	1,350	1,370,958
Gtd. Notes	3.800	03/15/25	13,136	13,802,544
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	2.200	07/15/22	14,455	14,647,843
Gtd. Notes, 144A	3.500	06/25/21	20,575	20,981,959
Gtd. Notes, 144A	3.875	12/15/23	9,950	10,861,644

Bayer US Finance LLC (Germany), Gtd. Notes, 144A(a)	3.375	10/08/24	4,913	5,350,714
Becton, Dickinson & Co., Sr. Unsec’d. Notes(a)	2.894	06/06/22	45,580	47,148,394
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	2.250	08/15/21	32,040	32,596,851
Sr. Unsec’d. Notes	2.750	02/15/23	30,500	32,070,750
Sr. Unsec’d. Notes(a)	2.900	07/26/24	11,725	12,701,250
Sr. Unsec’d. Notes	3.250	02/20/23	12,000	12,765,814
Sr. Unsec’d. Notes(a)	3.625	05/15/24	8,120	8,941,140
Sr. Unsec’d. Notes(a)	3.875	08/15/25	4,000	4,563,472
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616	06/15/22	15,606	16,095,827
Sr. Unsec’d. Notes	3.200	03/15/23	21,899	23,174,916
Cigna Corp.,
Gtd. Notes	3.050	11/30/22	14,900	15,636,532
Gtd. Notes	3.250	04/15/25	14,615	16,016,708
Gtd. Notes(a)	3.400	03/01/27	5,000	5,610,646
Gtd. Notes	3.500	06/15/24	7,000	7,635,648
Gtd. Notes	4.500	02/25/26	26,568	30,977,727
Gtd. Notes, Series WI, 3 Month LIBOR + 0.650%	0.896(c)	09/17/21	8,445	8,446,378
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.300	08/21/27	36,740	36,149,175
Sr. Unsec’d. Notes(a)	3.700	03/09/23	2,653	2,842,229
Sr. Unsec’d. Notes(a)	3.875	07/20/25	19,000	21,414,360
Sr. Unsec’d. Notes	4.100	03/25/25	9,327	10,534,631
Sr. Unsec’d. Notes(a)	4.300	03/25/28	6,610	7,747,397
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	33,013,662
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,279,588

EMD Finance LLC (Germany), Gtd. Notes, 144A	3.250	03/19/25	5,000	5,496,952

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Johnson & Johnson, Sr. Unsec’d. Notes	0.950%	09/01/27	27,235	$27,257,037
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	27,255	27,331,558
Mylan NV, Gtd. Notes(a)	3.950	06/15/26	30,330	34,069,362
Mylan, Inc.,
Gtd. Notes(a)	4.200	11/29/23	5,085	5,573,763
Gtd. Notes, 144A	3.125	01/15/23	26,100	27,469,434
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	12,995	13,227,337
Gtd. Notes	2.875	09/23/23	31,385	33,291,597
Gtd. Notes	3.200	09/23/26	7,300	8,128,358

Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	11,082	10,982,532
Upjohn, Inc., Gtd. Notes, 144A(a)	2.300	06/22/27	17,625	18,177,343
Zoetis, Inc., Sr. Unsec’d. Notes	3.450	11/13/20	15,455	15,468,294
				865,721,691
Pipelines 3.0%
El Paso Natural Gas Co. LLC, Gtd. Notes	8.625	01/15/22	2,675	2,930,844
Energy Transfer Operating LP,
Gtd. Notes(a)	5.875	01/15/24	64,160	70,706,764
Jr. Sub. Notes, Series G	7.125(ff)	–(rr)	12,892	10,171,927

EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400	04/01/24	3,675	3,307,611
Enterprise Products Operating LLC,
Gtd. Notes	2.850	04/15/21	17,180	17,349,780
Gtd. Notes, Series D	4.875(ff)	08/16/77	9,500	8,265,000

EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	4,650	4,641,663
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	10,000	10,535,019
Gtd. Notes	4.150	02/01/24	16,886	18,433,968

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	3.200	03/15/25	2,900	3,099,658
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	3,165	3,185,581

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Midwest Connector Capital Co. LLC, (cont’d.)
Gtd. Notes, 144A	3.900%	04/01/24	5,090	$5,138,874
MPLX LP,
Sr. Unsec’d. Notes	3.375	03/15/23	1,872	1,972,184
Sr. Unsec’d. Notes(a)	4.125	03/01/27	19,770	21,798,191
Sr. Unsec’d. Notes(a)	4.500	07/15/23	7,725	8,368,302
Sr. Unsec’d. Notes(a)	4.875	12/01/24	22,500	25,201,553
Sr. Unsec’d. Notes(a)	4.875	06/01/25	12,500	14,145,184

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	6,670	6,930,982
ONEOK, Inc., Gtd. Notes	2.750	09/01/24	22,520	23,062,524
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	2.450	12/15/24	14,860	15,312,295
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	7,555	7,688,477
Sr. Unsec’d. Notes	3.600	11/01/24	10,000	10,297,971
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	17,639,723

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,707,305
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,544,110
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000	07/01/22	13,191	13,272,353
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.350	08/15/22	2,078	2,158,555
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	4,689,491
Sr. Unsec’d. Notes	4.300	03/04/24	22,995	25,154,988
Sr. Unsec’d. Notes	4.500	11/15/23	10,697	11,719,117
				381,429,994
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	25,160	25,804,572
Real Estate Investment Trusts (REITs) 1.8%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN(a)	3.450	06/01/25	5,774	6,439,178
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,646,474

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brandywine Operating Partnership LP, (cont’d.)
Gtd. Notes	4.100%	10/01/24	15,500	$16,276,546

Corporate Office Properties LP, Gtd. Notes(a)	2.250	03/15/26	6,860	6,933,332
Crown Castle International Corp.,
Sr. Unsec’d. Notes	1.350	07/15/25	8,630	8,740,571
Sr. Unsec’d. Notes	5.250	01/15/23	18,977	20,878,120

CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	2.900	11/15/24	14,450	15,355,732
Digital Realty Trust LP, Gtd. Notes	2.750	02/01/23	10,050	10,513,781
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	15,603	15,809,397
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,829,253
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	19,330	19,978,794

Kimco Realty Corp., Sr. Unsec’d. Notes	1.900	03/01/28	35,310	34,734,527
Sabra Health Care LP, Gtd. Notes	4.800	06/01/24	5,315	5,577,892
Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	16,800	17,325,632
Ventas Realty LP, Gtd. Notes	3.100	01/15/23	24,030	24,977,739
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250	08/15/22	3,100	3,223,435
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	6,385	6,743,233
Sr. Unsec’d. Notes	3.625	03/15/24	4,900	5,302,898
				228,286,534
Retail 1.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes	2.500	04/15/21	6,310	6,361,925
Sr. Unsec’d. Notes	3.125	04/18/24	28,390	30,559,157

Costco Wholesale Corp., Sr. Unsec’d. Notes	1.375	06/20/27	17,375	17,764,954
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	3.700	05/15/23	12,500	13,419,037
Sr. Unsec’d. Notes(a)	4.000	05/15/25	14,425	16,256,216

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

L Brands, Inc., Gtd. Notes	6.625%	04/01/21	9,375	$9,634,088
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	3.750	04/15/27	30,820	35,422,666
Walmart, Inc., Sr. Unsec’d. Notes(a)	2.850	07/08/24	24,540	26,641,648
				156,059,691
Savings & Loans 0.3%
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/21	12,000	12,920,643
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN(a)	3.622(ff)	04/26/23	23,490	24,381,813
				37,302,456
Semiconductors 2.0%
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26	75,432	82,607,726
Gtd. Notes	4.700	04/15/25	29,460	33,455,652

Intel Corp., Sr. Unsec’d. Notes	3.700	07/29/25	3,000	3,408,426
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	2.670	09/01/23	84,009	86,899,913
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22	20,800	21,970,941
Gtd. Notes, 144A	4.625	06/01/23	22,975	25,153,179
				253,495,837
Software 0.9%
Fiserv, Inc., Sr. Unsec’d. Notes	3.800	10/01/23	7,805	8,507,619
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	4,810	4,875,307
Sr. Unsec’d. Notes, 144A	1.750	07/15/25	5,305	5,460,269

Oracle Corp., Sr. Unsec’d. Notes	2.500	04/01/25	88,696	95,037,026
				113,880,221

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 1.8%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)	1.650%	02/01/28	26,730	$26,743,742
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	36,724,501
Sr. Unsec’d. Notes	3.000	06/30/22	7,185	7,471,354

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	38,666	41,716,451
Motorola Solutions, Inc., Sr. Unsec’d. Notes(a)	4.000	09/01/24	7,000	7,757,561
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%	0.825(c)	03/22/22	22,220	22,338,965
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	6,250	6,326,677
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	2.050	02/15/28	6,765	6,922,120
Sr. Sec’d. Notes, 144A(a)	3.500	04/15/25	55,926	61,355,189

Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376	02/15/25	10,000	11,142,611
				228,499,171
Toys/Games/Hobbies 0.2%
Hasbro, Inc., Sr. Unsec’d. Notes	2.600	11/19/22	19,840	20,463,435
Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.000	12/15/25	3,750	4,905,644
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25	19,455	22,356,984
				27,262,628
Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	3.300	04/01/21	1,200	1,214,060
Sr. Unsec’d. Notes, 144A	3.650	07/29/21	3,580	3,664,471
				4,878,531

Total Corporate Bonds (cost $10,027,067,047)				10,354,128,156

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bond 0.0%
Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $3,415,000)	3.163%	09/15/25	3,415	$3,645,034
Residential Mortgage-Backed Securities 0.9%
MRA Issuance Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.555(c)	12/08/20	27,001	27,030,129
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)^	1.600(c)	12/11/21	34,720	34,720,000
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.907(c)	09/23/21	24,590	24,590,000

Station Place Securitization Trust, Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	1.651(c)	05/20/21	26,580	26,580,000

Total Residential Mortgage-Backed Securities (cost $112,891,356)				112,920,129
U.S. Treasury Obligations 0.7%
U.S. Treasury Notes	0.125	09/15/23	13,225	13,212,602
U.S. Treasury Notes(k)	1.125	02/28/22	19,800	20,077,664
U.S. Treasury Notes	1.375	10/15/22	155	158,911
U.S. Treasury Notes(k)	1.500	08/31/21	6,000	6,075,234
U.S. Treasury Notes(k)	1.750	06/15/22	605	621,614
U.S. Treasury Notes(k)	1.750	12/31/24	39,195	41,712,054
Total U.S. Treasury Obligations (cost $79,211,923)				81,858,079

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII 6.638% (cost $3,342,000)	132,000	3,561,360

Total Long-Term Investments (cost $11,787,594,282)		12,115,956,128

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 5.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	338,745,406	$338,745,406
PGIM Institutional Money Market Fund (cost $377,979,594; includes $377,907,366 of cash collateral for securities on loan)(b)(w)	378,150,722	378,075,092

Total Short-Term Investments (cost $716,725,000)		716,820,498

TOTAL INVESTMENTS 102.3% (cost $12,504,319,282)		12,832,776,626
Liabilities in excess of other assets(z) (2.3)%		(284,926,408)

Net Assets 100.0%		$12,547,850,218

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $61,300,000 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $370,242,356; cash collateral of $377,907,366 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7,298	2 Year U.S. Treasury Notes	Dec. 2020	$1,612,572,926	$618,613
7,813	5 Year U.S. Treasury Notes	Dec. 2020	984,682,156	593,602
62	20 Year U.S. Treasury Bonds	Dec. 2020	10,929,437	92,908
23	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	5,101,688	77,634
				1,382,757
Short Position:
4,946	10 Year U.S. Treasury Notes	Dec. 2020	690,121,562	(1,250,819)
				$131,938
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Teck Resources Ltd.	06/20/23	5.000%(Q)	8,065	$(849,918)	$(939,495)	$(89,577)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eastman Chemical Co.	12/20/23	1.000%(Q)	7,950	$(160,781)	$(126,708)	$(34,073)	Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)	3,500	87,621	153,542	(65,921)	Morgan Stanley & Co. International PLC
				$(73,160)	$26,834	$(99,994)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2020 (unaudited) (continued)
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).